Directors and Senior Management - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 Director
Disclosure Of Directors Remuneration [Line Items]
Number of directors	2
Percentage of bonus delivered in terms of shares	50.00%
Holding period	P3Y
Deferred Bonus Plan [Member]
Disclosure Of Directors Remuneration [Line Items]
Percentage of annual bonuses delivered in cash and share-based compensation, Short-term benefits	50.00%